UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

August 31, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock – 59.89%
Consumer Discretionary – 4.54%
Bayerische Motoren Werke	3,769	$355,103
Cablevision Systems Class A	29,000	514,170
Carnival	12,124	437,555
†DIRECTV Class A	6,350	369,443
Don Quijote	5,500	286,231
Hyundai Home Shopping Network	569	84,067
Johnson Controls	192,500	7,802,025
L Brands	4,616	264,774
Las Vegas Sands	49,500	2,789,325
Lowe's	178,900	8,197,199
MDC Holdings	22,000	612,260
Nitori Holdings	4,943	442,499
PPR	1,469	331,790
Publicis Groupe	6,302	469,074
†Quiksilver	36,764	181,982
Techtronic Industries	86,500	212,389
Toyota Motor	14,800	895,325
*†United Rentals	4,175	228,665
Yue Yuen Industrial Holdings	153,000	471,561
		24,945,437
Consumer Staples – 5.92%
Archer-Daniels-Midland	209,000	7,358,890
†Aryzta	13,359	852,840
Carlsberg Class B	4,729	458,715
CVS Caremark	133,800	7,767,090
Kraft Foods Group	145,900	7,553,243
Mondelez International Class A	251,700	7,719,639
TESCO	89,485	508,296
Wal-Mart Stores	4,400	321,112
		32,539,825
Diversified REITs – 0.43%
Lexington Realty Trust	88,700	1,039,564
Vornado Realty Trust	10,500	853,650
Washington Real Estate Investment Trust	20,300	494,508
		2,387,722
Energy – 7.61%
Chevron	65,300	7,864,079
CNOOC	232,000	460,742
ConocoPhillips	116,000	7,690,800
Halliburton	168,100	8,068,799
†Kodiak Oil & Gas	26,564	265,374
Marathon Oil	226,400	7,794,952
Occidental Petroleum	90,200	7,956,542
Range Resources	3,097	232,213
Saipem	16,136	359,119
Subsea 7	17,290	354,489
Total	8,443	467,699
Transocean	6,376	287,749
		41,802,557
Financials – 6.48%
Allstate	159,000	7,619,280
AXA	27,636	602,094
Bank of New York Mellon	257,900	7,669,946
Bank Rakyat Indonesia Persero Tbk IRP	164,541	99,448
Huntington Bancshares	249,000	2,051,760
Marsh & McLennan	188,700	7,780,101

Mitsubishi UFJ Financial Group	113,600	666,398
Nordea Bank	53,187	619,153
Standard Chartered	16,626	371,266
Travelers	96,800	7,734,320
UniCredit	70,384	397,937
		35,611,703
Healthcare – 8.82%
Baxter International	108,500	7,547,260
Cardinal Health	152,400	7,662,672
Johnson & Johnson	87,600	7,569,516
Meda Class A	9,245	101,763
Merck	163,600	7,736,644
Novartis	8,680	632,960
Pfizer	272,438	7,685,476
Quest Diagnostics	133,400	7,819,909
Sanofi	6,690	642,689
Stada Arzneimittel	8,169	395,139
Teva Pharmaceutical Industries ADR	16,051	613,469
		48,407,497
Healthcare REITs – 0.43%
Healthcare Realty Trust	23,600	530,764
Healthcare Trust of America	86,900	895,070
Senior Housing Properties Trust	41,600	946,400
		2,372,234
Hotel REITs – 0.71%
Ashford Hospitality Trust	38,000	438,140
Concentradora Fibra Hotelera	467,800	843,485
RLJ Lodging Trust	47,300	1,086,954
†Strategic Hotel & Resorts	102,100	828,031
Summit Hotel Properties	73,696	703,060
		3,899,670
Industrial REITs – 0.25%
First Industrial Realty Trust	28,700	434,231
First Potomac Realty Trust	36,600	455,304
STAG Industrial	25,526	510,520
		1,400,055
Industrials – 4.73%
Alstom	8,412	295,998
Delta Air Lines	123	2,427
Deutsche Post	19,119	552,351
East Japan Railway	4,946	379,803
ITOCHU	41,689	472,976
Koninklijke Philips Electronics	15,011	464,023
Mueller Water Products Class A	13,470	101,699
Northrop Grumman	83,700	7,722,999
Raytheon	103,800	7,827,558
†Rexnord	8,250	158,318
Vinci	9,386	484,645
Waste Management	186,800	7,554,192
		26,016,989
Information Technology – 7.88%
Apple	8,700	4,237,335
Broadcom Class A	300,900	7,600,734
†CGI Group Class A	25,184	835,760
Cisco Systems	305,300	7,116,543
Intel	354,800	7,798,504
Motorola Solutions	137,742	7,714,929
Teleperformance	8,745	394,165
Xerox	763,200	7,616,736
		43,314,706
Mall REITs – 0.79%
CBL & Associates Properties	40,200	771,840
General Growth Properties	78,300	1,501,794
Macerich	10,100	568,428
Simon Property Group	10,163	1,480,038
		4,322,100
Manufactured Housing REITs – 0.29%
Equity Lifestyle Properties	15,000	521,250
Sun Communities	25,400	1,091,438
		1,612,688

Materials – 1.69%
AuRico Gold	34,687	148,543
duPont (E.I.) deNemours	133,600	7,564,432
Lafarge	6,864	419,102
Rexam	50,844	384,418
Rio Tinto	10,056	453,941
Yamana Gold	28,644	327,469
		9,297,905
Mixed REITs – 0.77%
Duke Realty	114,600	1,672,014
Liberty Property Trust	48,900	1,691,940
PS Business Parks	3,900	283,413
Starwood Property Trust	22,600	563,418
		4,210,785
Multifamily REITs – 0.83%
American Campus Communities	17,500	582,925
Apartment Investment & Management	14,765	406,480
BRE Properties	25,100	1,204,549
Camden Property Trust	6,600	407,814
Education Realty Trust	26,100	224,199
Equity Residential	33,300	1,727,937
		4,553,904
Office REITs – 0.76%
Boston Properties	14,000	1,435,000
Corporate Office Properties Trust	53,000	1,207,340
Highwoods Properties	25,800	871,524
Parkway Properties	39,443	644,893
		4,158,757
Self-Storage REIT – 0.12%
Extra Space Storage	16,000	659,680
		659,680
Shopping Center REITs – 1.00%
Agree Realty	25,200	682,920
Amreit Class B	7,700	129,899
Ddr Corp	48,900	758,928
First Capital Realty	43,366	692,192
Kimco Realty	37,000	741,110
Ramco-Gershenson Properties Trust	80,700	1,168,536
Westfield Group	83,700	825,568
Wheeler Real Estate Investment Trust	113,393	473,983
		5,473,136
Single Tenant REIT – 0.10%
National Retail Properties	18,800	575,844
		575,844
Specialty REITs – 0.26%
EPR Properties	21,500	1,053,070
GLP J-REIT	369	360,770
		1,413,840
Specialty Retail – 0.55%
Gladstone Land	51,010	850,847
Home Loan Servicing Solutions	95,805	2,184,354
		3,035,201
Telecommunications – 3.24%
AT&T	259,600	6,671,276
=Century Communications	1,625,000	0
CenturyLink	27,806	920,935
KDDI	9,378	448,413
Mobile TeleSystems ADR	18,654	394,719
Telstra	138,613	604,627
Verizon Communications	161,200	7,637,656
*Vivendi	46,438	941,760
Vodafone Group	57,225	182,900
		17,802,286
Utilities – 1.69%
AES	11,793	149,889
Duke Energy	16,966	1,112,970
Edison International	166,200	7,626,917
National Grid	17,186	197,745

NRG Energy	8,696	228,270
		9,315,791
Total Common Stock (cost $276,384,872)		329,130,312

Convertible Preferred Stock – 2.52%
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49	703	775,936
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	39,900	2,343,328
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/2049	1,103	1,063,568
*HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	1,753	2,180,732
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,038	1,292,310
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	28,208	1,702,353
MetLife 5.00% exercise price $44.28, expiration date 9/4/13	25,620	1,396,546
SandRidge Energy
7.00% exercise price $7.76, expiration date 12/31/49	5,300	495,881
8.50% exercise price $8.01, expiration date 12/31/49	4,290	414,028
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,411	1,601,485
Weyerhaeuser 6.375% exercise price $33.30, expiration date 7/1/16	11,113	590,989
Total Convertible Preferred Stock (cost $11,457,418)		13,857,156

	Principal
	Amount°
Commercial Mortgage-Backed Securities – 0.40%
Bank of America Commercial Mortgage Trust Series 2006-4 A4 5.634% 7/10/46	1,000,000	1,090,845
•Morgan Stanley Capital I Series 2007-T27 A4 5.816% 6/11/42	1,000,000	1,121,833
Total Commercial Mortgage-Backed Securities (cost $1,997,930)		2,212,678

Convertible Bonds – 10.65%
Basic Industry – 0.24%
*Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	788,000	613,655
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	658,000	708,995
		1,322,650
Capital Goods – 1.09%
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	1,492,000	1,598,305
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	2,554,000	2,643,390
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	1,935,000	1,775,363
		6,017,058
Communications – 1.77%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 5/1/18	1,660,000	1,404,775
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	633,000	735,467
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	1,660,000	1,844,675
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	2,433,000	2,493,824
#Liberty Interactive 144A 0.75% exercise price $100.00, expiration date 3/30/43	1,426,000	1,552,558
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	971,000	989,206
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	271,000	678,347
		9,698,852
Consumer Cyclical – 1.47%
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	2,129,000	1,940,051
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	1,245,000	1,524,347
*International Game Technology 3.25% exercise price $19.93, expiration date 5/1/14	554,000	616,671
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	2,165,000	2,205,594
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	1,507,000	1,795,214
		8,081,877
Consumer Non-Cyclical – 1.57%
Alere 3.00% exercise price $43.98, expiration date 2/12/27	1,262,000	1,332,988
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	1,139,000	746,757
ϕ*Hologic 2.00% exercise price $31.17, expiration date 2/27/42	1,168,000	1,200,120
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	574,000	645,391
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	1,000,000	1,061,875
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	419,000	1,128,419
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	2,216,000	2,145,365
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	278,000	366,786
		8,627,701
Energy – 0.80%
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	683,000	674,036
*Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,387,000	1,818,704
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	1,786,000	1,880,881
		4,373,621

Financials – 0.79%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	1,558,000	1,679,718
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	1,378,000	1,400,393
PHH 4.00% exercise price $25.80, expiration date 8/27/14	1,212,000	1,289,265
		4,369,376
Industrials – 0.12%
ϕGeneral Cable 4.50% exercise price $36.34, expiration date 11/15/29	623,000	684,911
		684,911
Insurance – 0.17%
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	736,000	946,680
		946,680
Real Estate – 0.17%
#Forest City Enterprises 144A 3.625% exercise price $24.21, expiration date 8/17/20	960,000	941,400
		941,400
Technology – 2.46%
#Advanced Micro Devices
144A 6.00% exercise price $28.08, expiration date 4/30/15	660,000	682,275
6.00% exercise price $28.08, expiration date 4/30/15	1,732,000	1,790,455
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	1,141,000	1,464,046
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	455,000	973,416
Linear Technology 3.00% exercise price $41.46, expiration date 4/30/27	1,912,000	2,039,865
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	1,574,000	1,628,106
SanDisk 1.50% exercise price $52.17, expiration date 8/11/17	1,204,000	1,526,070
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	2,064,000	2,092,379
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	856,000	1,277,045
		13,473,657
Total Convertible Bonds (cost $54,702,929)		58,537,783

Corporate Bonds – 14.76%
Automobiles – 0.63%
American Axle & Manufacturing 7.75% 11/15/19	274,000	302,770
#Chassix 144A 9.25% 8/1/18	255,000	267,113
Chrysler Group 8.25% 6/15/21	820,000	904,049
Dana Holding 5.375% 9/15/21	235,000	232,063
#International Automotive Components Group 144A 9.125% 6/1/18	518,000	530,949
#Jaguar Land Rover 144A
5.625% 2/1/23	280,000	270,900
8.125% 5/15/21	150,000	167,438
#LKQ 144A 4.75% 5/15/23	485,000	447,413
Meritor
6.75% 6/15/21	230,000	225,688
10.625% 3/15/18	95,000	103,550
		3,451,933
Banking – 0.41%
•Bank of America 5.20% 12/29/49	400,000	357,000
#Credit Suisse 144A 6.50% 8/8/23	475,000	479,780
•Fifth Third Bancorp 5.10% 12/31/49	210,000	189,525
#•HBOS Capital Funding 144A 6.071% 6/29/49	982,000	951,312
•JPMorgan Chase 6.00% 12/29/49	300,000	286,500
		2,264,117
Basic Industry – 1.94%
*AK Steel 7.625% 5/15/20	228,000	191,520
#APERAM 144A 7.75% 4/1/18	275,000	266,063
ArcelorMittal 6.125% 6/1/18	939,000	970,690
#Builders FirstSource 144A 7.625% 6/1/21	504,000	505,260
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	485,000	509,250
#Essar Steel Algoma 144A 9.375% 3/15/15	214,000	201,695
•#FMG Resources August 2006 144A
6.875% 2/1/18	222,000	228,383
6.875% 4/1/22	829,000	824,854
HD Supply 11.50% 7/15/20	405,000	480,938
Headwaters 7.625% 4/1/19	403,000	426,173
#Inmet Mining 144A 8.75% 6/1/20	389,000	408,450
#JMC Steel Group 144A 8.25% 3/15/18	527,000	516,459
#Kinove German Bondco 144A 9.625% 6/15/18	310,000	344,100
•#LSB Industries 144A 7.75% 8/1/19	240,000	249,600
#Masonite International 144A 8.25% 4/15/21	480,000	525,599
#New Gold 144A 6.25% 11/15/22	394,000	379,225
Norcraft 10.50% 12/15/15	243,000	254,543

Nortek 8.50% 4/15/21	455,000	494,813
#Perstorp Holding 144A 8.75% 5/15/17	435,000	446,963
Rockwood Specialties Group 4.625% 10/15/20	372,000	367,350
#Ryerson 144A
9.00% 10/15/17	257,000	267,923
11.25% 10/15/18	102,000	104,805
#Sappi Papier Holding 144A 8.375% 6/15/19	455,000	477,181
#Taminco Global Chemical 144A 9.75% 3/31/20	359,000	404,773
#TPC Group 144A 8.75% 12/15/20	523,000	536,074
#U.S. Coatings Acquisition 144A 7.375% 5/1/21	265,000	272,288
		10,654,972
Capital Goods – 0.70%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	415,000	405,663
#BOE Intermediate Holding PIK 144A 9.00% 11/1/17	170,000	174,250
#BOE Merger PIK 144A 9.50% 11/1/17	439,000	467,534
#Consolidated Container 144A 10.125% 7/15/20	389,000	422,065
#Milacron 144A 7.75% 2/15/21	435,000	443,700
Reynolds Group Issuer
5.75% 10/15/20	150,000	149,438
8.25% 2/15/21	225,000	223,313
9.875% 8/15/19	675,000	720,562
#Silver II Borrower 144A 7.75% 12/15/20	400,000	416,000
#TransDigm 144A 7.50% 7/15/21	415,000	440,938
		3,863,463
Communications – 1.37%
#Clearwire Communications 144A 12.00% 12/1/15	388,000	410,310
#Columbus International 144A 11.50% 11/20/14	295,000	318,600
#Digicel Group 144A 8.25% 9/30/20	630,000	670,949
Equinix
4.875% 4/1/20	125,000	120,938
5.375% 4/1/23	325,000	311,188
Hughes Satellite Systems 7.625% 6/15/21	368,000	396,520
#Intelsat Luxembourg 144A
7.75% 6/1/21	520,000	537,549
8.125% 6/1/23	920,000	964,849
Level 3 Communications
8.875% 6/1/19	153,000	164,093
11.875% 2/1/19	245,000	282,363
Level 3 Financing 7.00% 6/1/20	286,000	289,575
#MetroPCS Wireless 144A 6.25% 4/1/21	210,000	210,263
#RCN Telecom Services 144A 8.50% 8/15/20	260,000	258,700
Sprint Capital 6.90% 5/1/19	495,000	512,325
Sprint Nextel 8.375% 8/15/17	333,000	375,458
#Wind Acquisition Finance 144A
7.25% 2/15/18	200,000	205,000
11.75% 7/15/17	225,000	236,250
Windstream
7.50% 6/1/22	223,000	223,000
#144A 7.75% 10/1/21	300,000	308,250
Zayo Group 10.125% 7/1/20	629,000	717,059
		7,513,239
Consumer Cyclical – 1.18%
*#Bon-Ton Department Stores 144A 8.00% 6/15/21	465,000	452,213
Burlington Coat Factory Warehouse 10.00% 2/15/19	433,000	484,960
#Burlington Holdings PIK 144A 9.00% 2/15/18	230,000	236,325
#CDR DB Sub 144A 7.75% 10/15/20	596,000	603,449
Dave & Buster's 11.00% 6/1/18	331,000	368,651
#^Dave & Buster's Entertainment 144A 10.004% 2/15/16	502,000	400,345
#Landry's 144A 9.375% 5/1/20	531,000	568,833
#Michaels Finco Holdings PIK 144A 7.50% 8/1/18	345,000	346,725
Michaels Stores 11.375% 11/1/16	74,000	76,683
Pantry 8.375% 8/1/20	406,000	432,390
#Party City Holdings 144A 8.875% 8/1/20	450,000	484,313
#Quiksilver 144A 7.875% 8/1/18	520,000	538,850
•#Rite Aid 144A 6.75% 6/15/21	485,000	493,488
Tempur Sealy International 6.875% 12/15/20	330,000	346,088
#William Carter 144A 5.25% 8/15/21	140,000	141,400
#Wok Acquisition 144A 10.25% 6/30/20	437,000	487,255
		6,461,968

Consumer Non-Cyclical – 0.62%
B&G Foods 4.625% 6/1/21	315,000	293,344
#Barry Callebaut Services 144A 5.50% 6/15/23	315,000	319,186
Constellation Brands
3.75% 5/1/21	75,000	69,563
4.25% 5/1/23	300,000	276,000
#Crestview DS Merger Sub II 144A 10.00% 9/1/21	330,000	334,950
Del Monte 7.625% 2/15/19	403,000	421,134
#ESAL 144A 6.25% 2/5/23	200,000	180,000
#Heinz (H.J.) Finance 144A 7.125% 8/1/39	205,000	207,050
•#JBS USA 144A 8.25% 2/1/20	368,000	385,479
Smithfield Foods 6.625% 8/15/22	155,000	159,263
#Spectrum Brands Escrow 144A
6.625% 11/15/22	291,000	299,003
6.375% 11/15/20	77,000	79,888
#Sun Merger Sub 144A 5.25% 8/1/18	140,000	140,875
Visant 10.00% 10/1/17	237,000	222,188
		3,387,923
Energy – 2.34%
AmeriGas Finance 7.00% 5/20/22	435,000	461,100
Antero Resources Finance 6.00% 12/1/20	495,000	496,238
Approach Resources 7.00% 6/15/21	205,000	208,588
Calumet Specialty Products Partners 9.375% 5/1/19	785,000	867,424
Chaparral Energy
7.625% 11/15/22	189,000	190,418
8.25% 9/1/21	236,000	247,210
CHC Helicopter 9.375% 6/1/21	220,000	209,000
Chesapeake Energy
5.375% 6/15/21	90,000	89,775
5.75% 3/15/23	145,000	145,000
6.125% 2/15/21	72,000	75,240
6.625% 8/15/20	325,000	350,188
Comstock Resources 7.75% 4/1/19	421,000	435,735
#Drill Rigs Holdings 144A 6.50% 10/1/17	406,000	416,150
#Exterran Partners 144A 6.00% 4/1/21	460,000	448,500
Genesis Energy 5.75% 2/15/21	530,000	524,700
Halcon Resources 8.875% 5/15/21	452,000	455,390
#Hercules Offshore 144A
8.75% 7/15/21	140,000	149,450
10.50% 10/15/17	575,000	610,938
Key Energy Services 6.75% 3/1/21	90,000	89,325
Kodiak Oil & Gas
#144A 5.50% 1/15/21	84,000	83,580
8.125% 12/1/19	376,000	413,600
Laredo Petroleum
7.375% 5/1/22	98,000	103,880
9.50% 2/1 5/19	410,000	458,175
Linn Energy
#144A 6.25% 11/1/19	150,000	138,750
6.50% 5/15/19	187,000	176,715
8.625% 4/15/20	105,000	106,050
#Midstates Petroleum 144A 9.25% 6/1/21	715,000	682,824
#Murphy Oil USA 144A 6.00% 8/15/23	360,000	359,100
Northern Oil and Gas 8.00% 6/1/20	430,000	438,600
NuStar Logistics 6.75% 2/1/21	315,000	317,476
Offshore Group Investment 7.125% 4/1/23	210,000	203,175
PDC Energy 7.75% 10/15/22	450,000	474,750
Pioneer Drilling 9.875% 3/15/18	482,000	523,573
Range Resources 5.00% 8/15/22	630,000	618,974
Rosetta Resources 5.625% 5/1/21	290,000	281,300
#Samson Investment 144A 10.25% 2/15/20	368,000	386,400
SandRidge Energy 8.125% 10/15/22	639,000	645,389
		12,882,680
Financials – 0.24%
ETrade Financial 6.375% 11/15/19	402,000	424,110
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	388,000	356,960
#Nuveen Investments 144A 9.50% 10/15/20	541,000	534,238
		1,315,308

Healthcare – 0.94%
Air Medical Group Holdings 9.25% 11/1/18	358,000	389,325
Alere
#144A 6.50% 6/15/20	260,000	260,650
7.25% 7/1/18	212,000	230,020
Biomet 6.50% 10/1/20	392,000	392,980
Community Health Systems
7.125% 7/15/20	227,000	229,554
8.00% 11/15/19	343,000	361,865
HCA Holdings 6.25% 2/15/21	343,000	344,715
Immucor 11.125% 8/15/19	355,000	393,163
Kinetic Concepts 10.50% 11/1/18	334,000	369,905
#MPH Intermediate Holding Company PIK 144A 8.375% 8/1/18	235,000	240,581
#Par Pharmaceutical 144A 7.375% 10/15/20	612,000	636,479
•Radnet Management 10.375% 4/1/18	271,000	288,615
•#Renaissance Acquisition 144A 6.875% 8/15/21	55,000	54,038
#Service Corp International 144A 5.375% 1/15/22	480,000	467,400
Truven Health Analytics 10.625% 6/1/20	168,000	179,340
#Valeant Pharmaceuticals International 144A 7.00% 10/1/20	95,000	100,225
#VPI Escrow 144A 6.375% 10/15/20	237,000	242,036
		5,180,891
Insurance – 0.56%
•American International Group 8.175% 5/15/58	830,000	977,325
#Hub International 144A 8.125% 10/15/18	471,000	520,455
•#Liberty Mutual Group 144A 7.00% 3/15/37	443,000	451,860
#Onex USI Acquisition 144A 7.75% 1/15/21	406,000	409,045
•XL Group 6.50% 12/29/49	758,000	737,155
		3,095,840
Media – 1.17%
AMC Networks 4.75% 12/15/22	235,000	221,488
CCO Holdings 5.25% 9/30/22	402,000	368,835
#Cequel Communications Holdings 1 144A 6.375% 9/15/20	317,000	317,793
Clear Channel Worldwide Holdings 7.625% 3/15/20	563,000	566,833
CSC Holdings 6.75% 11/15/21	305,000	322,538
DISH DBS 5.00% 3/15/23	665,000	616,788
#Griffey Intermediate 144A 7.00% 10/15/20	359,000	323,100
#MDC Partners 144A 6.75% 4/1/20	290,000	295,075
#Nara Cable Funding 144A 8.875% 12/1/18	400,000	414,000
#Nexstar Broadcasting 144A 6.875% 11/15/20	401,000	407,015
#Ono Finance II 144A 10.875% 7/15/19	260,000	271,050
Satelites Mexicanos 9.50% 5/15/17	232,000	255,200
#Sirius XM Radio 144A 4.625% 5/15/23	180,000	159,300
#Univision Communications 144A 8.50% 5/15/21	864,000	939,599
#UPCB Finance VI 144A 6.875% 1/15/22	322,000	338,100
•#Virgin Media Finance 144A 6.375% 4/15/23	620,000	618,449
		6,435,163
Real Estate – 0.03%
#Brookfield Residential Properties 144A 6.125% 7/1/22	155,000	153,838
		153,838
Service-Other – 1.38%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	215,000	225,750
10.75% 10/15/19	579,000	558,734
Avis Budget Car Rental 5.50% 4/1/23	400,000	374,500
Beazer Homes USA 7.25% 2/1/23	120,000	121,800
#Carlson Wagonlit 144A 6.875% 6/15/19	425,000	433,500
#DigitalGlobe 144A 5.25% 2/1/21	450,000	424,125
#Geo Group 144A 5.125% 4/1/23	380,000	350,550
H&E Equipment Services 7.00% 9/1/22	364,000	388,570
M/I Homes 8.625% 11/15/18	490,000	525,524
#Mattamy Group 144A 6.50% 11/15/20	402,000	396,975
MGM Resorts International
6.75% 10/1/20	135,000	138,038
7.75% 3/15/22	197,000	210,298
11.375% 3/1/18	560,000	702,799
PHH
6.375% 8/15/21	200,000	197,500
7.375% 9/1/19	219,000	233,783
9.25% 3/1/16	46,000	54,050

Pinnacle Entertainment
•7.75% 4/1/22		163,000	169,928
8.75% 5/15/20		25,000	27,125
#PNK Finance 144A 6.375% 8/1/21		210,000	210,525
Seven Seas Cruises 9.125% 5/15/19		479,000	522,110
Swift Services Holdings 10.00% 11/15/18		380,000	421,800
Toll Brothers Finance 4.375% 4/15/23		320,000	294,400
#Watco 144A 6.375% 4/1/23		220,000	218,350
#Woodside Homes 144A 6.75% 12/15/21		225,000	225,000
#Wynn Las Vegas 144A 4.25% 5/30/23		155,000	138,919
			7,564,653
Technology – 0.92%
#ACI Worldwide 144A 6.375% 8/15/20		295,000	298,688
#BMC Software Finance 144A 8.125% 7/15/21		765,000	778,387
First Data
11.25% 3/31/16		342,000	342,855
#144A 11.25% 1/15/21		685,000	705,550
•#144A 11.75% 8/15/21		215,000	202,100
GXS Worldwide 9.75% 6/15/15		388,000	399,640
#Healthcare Technology Intermediate PIK 144A 7.375% 9/1/18		480,000	489,600
Infor US 9.375% 4/1/19		432,000	482,760
j2 Global 8.00% 8/1/20		618,000	668,985
#Seagate HDD Cayman 144A 4.75% 6/1/23		275,000	255,063
#Viasystems 144A 7.875% 5/1/19		430,000	460,100
			5,083,728
Utilities – 0.33%
AES
4.875% 5/15/23		80,000	73,800
7.375% 7/1/21		329,000	360,255
8.00% 6/1/20		45,000	51,300
Elwood Energy 8.159% 7/5/26		407,753	427,122
GenOn Energy 9.875% 10/15/20		402,000	449,235
Mirant Americas 8.50% 10/1/21		410,000	438,700
			1,800,412
Total Corporate Bonds (cost $79,565,307)			81,110,128

Municipal Bonds – 0.35%
Grand Parkway Transportation (Texas) 5.25% 10/1/51		1,000,000	972,680
New Jersey Transportation Trust Fund Authority
5.00% 6/15/42		240,000	234,257
5.00% 6/15/44		760,000	742,429
Total Municipal Bonds (cost $1,937,017)			1,949,366

ΔSovereign Bonds – 0.57%
^Brazil Notas Do Tesouro Nacional Series F 10.00% 1/1/18	BRL	2,240,000	883,548
^Mexican Bonos 8.00% 6/11/20	MXN	27,000,000	2,258,124
Total Sovereign Bonds (cost $3,480,374)			3,141,672

Leveraged Non-Recourse Security – 0.00%
@#tJPMorgan Fixed Income Pass Through Trust Series 2007-B 8.845% 1/15/87		1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)			0

«Senior Secured Loans – 0.98%
§@Activision Blizzard Bridge 1st Lien 4.875% 7/26/14		775,000	775,000
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20		75,000	75,188
Clear Channel Communication New Tranche B 3.65% 1/29/16		280,000	261,800
Clear Channel Communications Tranche D 6.75% 1/30/19		250,000	230,875
§@Community Health Systems Secured Bridge Loan
5.25% 7/30/14		272,014	272,014
5.753% 7/30/14		292,986	292,986
Dealer Computer Services 2nd Lien 8.00% 2/5/21		145,000	148,534
§@HBGCN 5.25% 8/15/14		510,000	510,000
Hostess Brands 1st Lien 6.75% 3/12/20		330,000	339,075
§@Hudson's Bay 7.00% 7/29/14		470,000	470,000
Moxie Liberty Tranche B 7.50% 8/21/20		530,000	527,350
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19		360,000	364,950
Rite Aid 2nd Lien 5.75% 8/3/20		220,000	226,325
Smart & Final Tranche 2nd Lien 10.50% 11/8/20		344,615	351,938
State Class Tankers II 1st Lien 6.75% 6/10/20		310,000	313,100

Toys R US Property Tranche B 6.00% 7/31/19		225,000	222,694
Total Senior Secured Loans (cost $5,346,996)			5,381,829

		Number of
		Shares
Limited Partnerships – 0.27%
Brookfield Infrastructure Partners		14,200	502,538
Lehigh Gas Partners		37,100	1,007,265
Total Limited Partnerships (cost $1,301,532)			1,509,803

Preferred Stock – 0.59%
#Ally Financial 144A 7.00%		500	467,875
Freddie Mac 6.02%		40,000	148,000
•GMAC Capital Trust I 8.125%		17,000	450,670
Regions Financial 6.375%		17,000	392,190
*Vornado Realty 6.625%		27,300	664,209
@=Wheeler REIT 9%		1,028	1,072,328
Total Preferred Stock (cost $5,058,002)			3,195,272

		Principal
		Amount°
Short-Term Investments – 8.73%
≠Discount Note – 2.93%
Fannie Mae 0.06% 9/16/13	USD	4,540,428	4,540,409
Federal Home Loan Bank
0.05% 10/18/13		2,270,282	2,270,252
0.05% 10/23/13		6,303,580	6,303,493
0.07% 11/6/13		2,968,894	2,968,841
			16,082,995
Repurchase Agreements – 3.33%
Bank of America 0.02%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $7,012,816
(collateralized by U.S. Government obligations 1.75%-3.25%
5/31/16-6/30/16; market value $7,153,057)		7,012,800	7,012,800

BNP Paribas 0.04%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $11,333,250
(collateralized by U.S. Government obligations 0.625%-2.125%
9/30/17-8/15/21; market value $11,559,864)		11,333,200	11,333,200
			18,346,000
≠U.S. Treasury Obligations – 2.47%
U.S. Treasury Bills
0.0275% 10/24/13		2,549,422	2,549,386
0.05% 9/26/13		3,513,496	3,513,457
0.05% 11/14/13		7,515,591	7,515,366
			13,578,209
Total Short-Term Investments (cost $48,005,593)			48,007,204

Total Value of Securities Before Securities Lending Collateral – 99.71%
(cost $490,342,970)			548,033,203

		Number of
		Shares
**Securities Lending Collateral – 0.26%
Investment Companies
Delaware Investments Collateral Fund No.1		1,404,878	1,404,878
Total Securities Lending Collateral (cost $1,386,947)			1,404,878

©Total Value of Securities – 99.97%
(cost $491,747,848)			549,438,081
**Obligation to Return Securities Lending Collateral – (0.26%)			(1,404,878)
Receivables and Other Assets Net of Liabilities – 0.29%			1,621,487
Net Assets Applicable to 45,549,223 Shares Outstanding – 100.00%			$549,654,690

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2013, the aggregate value of fair valued securities was $1,072,328, which represented 0.20% of the Fund’s net assets. See Note 1 in "Notes."
•Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $58,685,376, which represented 10.68% of the Fund’s net assets. See Note 5 in "Notes."
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2013.
@Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $3,392,328, which represented 0.62% of the Fund’s net assets. See Note 5 in “Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2013.
≠The rate shown is the effective yield at the time of purchase.
ΔSecurities have been classified by country of origin.
°Principal amount shown is stated in the currency in which each security is denominated.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $1,404,878 of securities loaned.

The following foreign currency contracts, futures contract and swap contracts were outstanding at Aug. 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BOAS	BRL	(8,810,625)	USD	3,649,803	9/27/13	$(21,331)
MNB	IDR	1,101,031,339	USD	(97,053)	9/3/13	3,590
						$(17,742)

Futures Contract

				Unrealized
				Appreciation
Contract to Sell	Notional Proceeds	Notional Value	Expiration Date	(Depreciation)
(75) S&P 500 EMINI	$(6,296,038)	$(6,117,375)	9/21/13	$178,663

Swap Contracts
CDS Contracts

					Unrealized
	Swap		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX.NA.HY.20	$2,000,000	5.00%	6/20/18	$(17,529)
GSC	CDX.NA.HY.20	5,550,000	5.00%	6/20/18	(48,206)
JPMC	CDX.NA.HY.20	8,000,000	5.00%	6/20/18	39,562
MSC	CDX.NA.HY.20	6,000,000	5.00%	6/20/18	12,684
					$(13,489)

The use of foreign currency contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Summary of Abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
BOAS – Bank of America Securities
BRL – Brazilian Real
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
GSC – Goldman Sachs Capital
HY – High Yield
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund's financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting –Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At Aug. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$499,130,810
Aggregate unrealized appreciation	$68,138,906
Aggregate unrealized depreciation	(17,831,635)
Net unrealized appreciation	$50,307,271

For federal income tax purposes, at Nov. 30, 2012, capital loss carryforwards of $145,626,126 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $90,877,076 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$-	$2,212,678	$-	$2,212,678
Common Stock	329,130,312	-	-	329,130,312
Convertible Preferred Stock[1]	9,075,010	4,930,145	1,072,328	15,077,483
Corporate Debt	-	145,029,741	-	145,029,741
Foreign Debt		3,141,672	-	3,141,672
Municipal Bonds		1,949,366	-	1,949,366
Other[2]	3,016,872	467,875	-	3,484,747
Short-Term Investments	-	48,007,204	-	48,007,204
Securities Lending Collateral	-	1,404,878	-	1,404,878
Total	$341,222,194	$207,143,559	$1,072,328	$549,438,081

Foreign Currency Contracts	$-	($17,742)	$-	($17,742)
Futures Contract	178,663	-	-	178,663
Swap Contracts	-	(13,489)	-	(13,489)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent 60.19%, 32.70% and 7.11%, respectively, of the total market value of the security type. Level 1 investments represent exchange traded investments, Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 86.57% and 13.43%, respectively. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB-by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Aug. 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2013, the value of securities on loan was $1,404,878, for which cash collateral was received and invested in accordance with the Lending Agreement. At Aug. 31, 2013, the value of invested collateral was $1,404,878. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

August 31, 2013

	Number of
	shares	Value
Common Stock – 94.74%
Basic Materials – 6.46%
Axiall	26,900	$1,076,807
Boise	91,900	785,745
Cabot	19,500	779,805
†Chemtura	42,300	927,216
Innophos Holdings	15,300	749,241
Kaiser Aluminum	14,400	995,328
Koppers Holdings	7,820	303,181
Materion	28,700	843,780
Neenah Paper	31,100	1,138,260
Stepan	12,400	699,856
*U.S. Silica Holdings	34,895	820,033
		9,119,252
Business Services – 5.44%
†Cross Country Healthcare	76,200	430,530
†FTI Consulting	33,000	1,103,520
Kforce	81,250	1,321,938
McGrath RentCorp	20,880	690,710
†TeleTech Holdings	48,400	1,184,348
U.S. Ecology	29,480	828,093
United Stationers	34,600	1,375,004
†WageWorks	17,793	742,680
		7,676,823
Capital Goods – 9.11%
AAON	62,487	1,457,197
Acuity Brands	13,020	1,113,210
Applied Industrial Technologies	29,840	1,420,981
Barnes Group	38,300	1,197,641
†Boise Cascade	18,300	422,730
†Chart Industries	2,534	289,332
†Columbus McKinnon	44,820	959,148
ESCO Technologies	20,600	631,390
†Esterline Technologies	7,200	549,288
Granite Construction	26,841	760,137
Kadant	31,900	991,133
†MYR Group	40,000	876,800
†Rofin-Sinar Technologies	38,300	861,367
†Tetra Tech	35,700	813,246
*†Titan Machinery	30,150	529,434
		12,873,034
Communication Services – 2.10%
Atlantic Tele-Network	13,384	632,260
†InterXion Holding	37,791	904,339
†RigNet	39,401	1,430,650
		2,967,249
Consumer Discretionary – 5.67%
†Express	42,400	889,976
†Francesca's Holdings	44,700	1,078,164
†G-III Apparel Group	27,700	1,268,937
†Iconix Brand Group	40,200	1,319,364
†Jos. A. Bank Clothiers	23,650	940,797

Perry Ellis International	44,300	811,576
†Steven Madden	31,500	1,701,000
		8,009,814
Consumer Services – 4.10%
†AFC Enterprises	32,800	1,343,160
†Buffalo Wild Wings	10,120	1,051,569
CEC Entertainment	9,410	380,823
Cheesecake Factory	21,300	889,701
†Jack in the Box	28,680	1,132,573
†SHFL Entertainment	43,700	995,049
		5,792,875
Consumer Staples – 3.49%
Casey's General Stores	22,100	1,457,274
J&J Snack Foods	10,986	845,043
†Prestige Brands Holdings	36,900	1,198,143
†Susser Holdings	29,950	1,428,915
		4,929,375
Credit Cyclicals – 1.43%
Cooper Tire & Rubber	19,700	629,021
†Tenneco	30,100	1,388,513
		2,017,534
Energy – 5.10%
†Bonanza Creek Energy	29,700	1,179,090
Bristow Group	8,950	588,015
*†C&J Energy Services	30,000	615,900
†Carrizo Oil & Gas	34,000	1,164,840
†Diamondback Energy	11,410	459,138
†Jones Energy	30,170	448,025
†Kodiak Oil & Gas	113,100	1,129,869
†Pioneer Energy Services	93,400	631,384
†Rosetta Resources	21,100	981,783
		7,198,044
Financials – 14.19%
American Equity Investment Life Holding	66,200	1,311,421
AMERISAFE	18,700	609,433
BBCN Bancorp	64,300	859,048
Bryn Mawr Bank	11,900	299,999
†Capital Bank Financial	46,297	914,366
Cardinal Financial	60,700	997,908
City Holding	23,550	962,018
Dime Community Bancshares	54,800	872,416
Evercore Partners Class A	19,200	856,128
Flushing Financial	53,800	963,020
Greenhill	15,300	725,067
@Independent Bank	27,800	987,178
Maiden Holdings	69,600	910,368
Park National	13,900	1,057,651
Primerica	28,800	1,069,344
Prosperity Bancshares	21,900	1,309,620
†Stifel Financial	25,800	1,032,516
Susquehanna Bancshares	83,400	1,051,674
†Texas Capital Bancshares	15,200	670,016
United Fire Group	25,700	737,333
Webster Financial	44,800	1,185,408
†Western Alliance Bancorp	40,400	661,348
		20,043,280
Healthcare – 12.36%
†Acorda Therapeutics	35,200	1,189,408
*Air Methods	38,000	1,554,960
†Align Technology	37,770	1,644,883
†Auxilium Pharmaceuticals	40,900	713,705
*†Cepheid	19,000	679,820

CONMED	30,740	955,707
CryoLife	77,500	470,425
*†Greenway Medical Technologies	37,904	516,252
†Haemonetics	26,600	1,060,010
†ICON	34,600	1,264,284
†Incyte	30,700	1,040,423
*†InterMune	69,100	987,439
†Merit Medical Systems	42,187	539,994
†Nektar Therapeutics	62,600	762,468
*†Quidel	42,100	1,116,492
*Spectrum Pharmaceuticals	77,600	594,416
†WellCare Health Plans	15,800	1,005,986
West Pharmaceutical Services	18,410	1,361,420
		17,458,092
Media – 0.57%
National CineMedia	44,750	804,605
		804,605
Real Estate – 5.53%
DCT Industrial Trust	131,300	878,397
*DuPont Fabros Technology	46,100	1,050,619
EastGroup Properties	15,300	859,860
EPR Properties	23,800	1,165,724
Kite Realty Group Trust	132,800	766,256
LaSalle Hotel Properties	47,400	1,257,522
*Ramco-Gershenson Properties Trust	57,700	835,496
Sovran Self Storage	15,030	996,038
		7,809,912
Technology – 15.93%
†Accelrys	101,800	920,272
†Amkor Technology	167,500	671,675
†Anixter International	14,150	1,182,374
†Applied Micro Circuits	106,300	1,143,788
†Brightcove	88,300	825,605
†ChannelAdvisor	20,030	613,319
†Cirrus Logic	36,900	830,250
†EPAM Systems	23,621	755,400
†ExlService Holdings	17,190	466,021
†FARO Technologies	29,990	1,113,529
†inContact	118,870	966,413
*j2 Global	27,200	1,339,328
*†KEYW Holding	97,082	1,120,326
*†Liquidity Services	23,600	699,504
†Netgear	21,210	613,817
Plantronics	20,300	876,960
†Proofpoint	50,900	1,466,428
†Semtech	40,500	1,203,660
†Shutterfly	23,500	1,221,060
†SS&C Technologies Holdings	26,432	935,428
†Synaptics	25,620	990,469
†Trulia	22,600	938,352
†ValueClick	25,630	542,331
†WNS Holdings ADR	52,598	1,064,058
		22,500,367
Transportation – 1.46%
†Roadrunner Transportation	33,600	911,232
†XPO Logistics	50,200	1,152,592
		2,063,824
Utilities – 1.80%
Cleco	24,500	1,106,420
NorthWestern	18,500	743,145
UIL Holdings	18,216	687,836
		2,537,401
Total Common Stock (cost $104,886,189)		133,801,481

	Principal
	amount
Short-Term Investments – 5.25%
≠Discount Note – 1.32%
Fannie Mae 0.06% 9/16/13	$472,007	472,005
Federal Home Loan Bank
0.045% 10/18/13	345,948	345,943
0.045% 10/23/13	800,056	800,044
0.065% 11/6/13	254,512	254,507
		1,872,499
Repurchase Agreements – 3.99%
Bank of America 0.02%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $1,596,290
(collateralized by U.S. Government obligations 1.75%-3.25%
5/31/16-6/30/16; market value $1,628,212)	1,596,286	1,596,286

BNP Paribas 0.04%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $2,579,725
(collateralized by U.S. Government obligations 0.625%-2.125%
9/30/17-8/15/21; market value $2,631,308)	2,579,714	2,579,714
		4,176,000
≠U.S. Treasury Obligations – 0.97%
U.S. Treasury Bills
0.028% 10/24/13	347,010	347,005
0.048% 9/26/13	321,574	321,571
0.053% 11/14/13	697,001	696,980
		1,365,556
Total Short-Term Investments (cost $7,413,888)		7,414,055
Total Value of Securities Before Securities Lending Collateral – 99.99%		141,215,536
(cost $112,300,077)

	Number of
	shares
**Securities Lending Collateral – 0.27%
Investment Companies
Delaware Investments Collateral Fund No.1	382,322	382,322
Total Securities Lending Collateral (cost $382,322)		382,322

©Total Value of Securities – 100.26%
(cost $112,682,399)		141,597,858
**Obligation to Return Securities Lending Collateral – (0.27%)		(382,322)
Receivables and Other Assets Net of Other Liabilities – 0.01%		10,947
Net Assets Applicable to 8,291,196 Shares Outstanding – 100.00%		$141,226,483

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $987,178, which represented 0.70% of the Fund’s net assets. See Note 4 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $369,885 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 30, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At Aug. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$113,562,706
Aggregate unrealized appreciation	$30,330,257
Aggregate unrealized depreciation	(2,295,105)
Net unrealized appreciation	$28,035,152

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012 will expire as follows: $7,390,998 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of Aug. 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$133,801,481	$-	$-	$133,801,481
Short-Term Investments	-	7,414,055	-	7,414,055
Securities Lending Collateral	-	382,322	-	382,322
Total	$133,801,481	$7,796,377	$-	$141,597,858

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2013, the value of securities on loan was $369,885, for which cash collateral was received and invested in accordance with the Lending Agreement. At Aug. 31, 2013, the value of invested collateral was $382,322. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of Aug. 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

August 31, 2013

	Number of
	Shares	Value
Common Stock – 96.62%
Basic Industry – 10.07%
Albemarle	378,500	$23,607,045
†Berry Plastics Group	762,700	17,549,727
†Chemtura	1,136,600	24,914,272
Cytec Industries	306,800	22,942,504
Fuller (H.B.)	738,200	27,527,478
Glatfelter	673,400	17,252,508
Kaiser Aluminum	414,827	28,672,842
Olin	579,200	13,379,520
Valspar	196,100	12,189,576
		188,035,472
Business Services – 1.24%
Brink's	359,600	9,288,468
United Stationers	350,618	13,933,559
		23,222,027
Capital Spending – 9.78%
Actuant Class A	539,800	19,281,656
@Altra Holdings	706,914	17,566,813
Chicago Bridge & Iron	572,600	34,258,658
†EnPro Industries	215,500	12,279,190
ITT	702,800	23,086,980
Regal Beloit	309,800	19,734,260
†United Rentals	1,029,100	56,363,807
		182,571,364
Consumer Cyclical – 3.12%
Autoliv	131,700	10,665,066
Dana Holdings	922,600	19,337,696
Knoll	599,400	9,128,862
†Meritage Homes	478,100	19,085,752
		58,217,376
Consumer Services – 12.50%
†Big Lots	501,600	17,766,672
Brinker International	296,700	11,865,033
Cato Class A	729,200	18,346,672
CEC Entertainment	243,600	9,858,492
Cheesecake Factory	443,900	18,541,703
†Children's Place Retail Stores	223,400	11,880,412
Finish Line Class A	715,600	14,998,976
†Genesco	200,000	12,336,000
Guess	233,400	7,118,700
Hanesbrands	450,900	26,819,532
†Madden (Steven)	265,900	14,358,600
Men's Wearhouse	330,000	12,424,500
Meredith	367,000	15,784,670
Rent-A-Center	370,700	13,904,957
Stage Stores	557,600	10,388,088
Texas Roadhouse	687,800	17,091,830
		233,484,837
Consumer Staples – 0.33%
Pinnacle Foods	225,700	6,116,470
		6,116,470
Energy – 7.38%
†Helix Energy Solutions Group	1,500,200	37,550,006
†Jones Energy	382,600	5,681,610
Patterson-UTI Energy	1,158,400	22,693,056
Southwest Gas	495,700	23,188,846
†Stone Energy	180,263	4,939,206
†Whiting Petroleum	865,600	43,686,832
		137,739,556
Financial Services – 20.56%
Bank of Hawaii	521,700	26,867,550
Berkley (W.R.)	86,800	3,569,216
Boston Private Financial Holdings	1,282,200	13,104,084

@Community Bank System	736,800	24,491,232
CVB Financial	504,300	6,424,782
East West Bancorp	1,513,423	44,237,355
First Financial Bancorp	1,070,800	16,062,000
First Midwest Bancorp	914,800	13,749,444
Hancock Holding	873,400	28,079,810
@Independent Bank	589,800	20,943,798
@Infinity Property & Casualty	290,800	17,596,308
*Main Street Capital	460,100	13,398,112
@NBT Bancorp	858,200	18,382,644
Platinum Underwriters Holdings	677,000	39,117,060
S&T Bancorp	464,900	10,450,952
@Selective Insurance Group	1,034,200	23,714,206
StanCorp Financial Group	185,900	9,726,288
Validus Holdings	441,984	15,297,066
Webster Financial	833,400	22,051,764
@WesBanco	582,900	16,723,401
		383,987,072
Healthcare – 7.07%
Cooper	107,700	14,066,697
†Haemonetics	378,800	15,095,180
*Owens & Minor	478,600	16,325,046
Service Corp. International	1,095,500	19,806,640
STERIS	375,500	15,354,195
Teleflex	270,800	20,873,264
Universal Health Services Class B	230,000	15,582,500
†VCA Antech	549,000	14,982,210
		132,085,732
Real Estate – 5.71%
†Alexander & Baldwin	422,600	15,200,922
Brandywine Realty Trust	1,375,637	17,635,666
Education Realty Trust	968,500	8,319,415
Government Properties Income Trust	182,200	4,259,836
Healthcare Realty Trust	206,700	4,648,683
Highwoods Properties	525,900	17,764,902
Lexington Reality Trust	1,395,400	16,354,088
Ramco-Gershenson Properties Trust	605,500	8,767,640
Washington Real Estate Investment Trust	563,600	13,729,296
		106,680,448
Technology – 13.39%
@Black Box	204,013	5,420,625
†Brocade Communications Systems	2,720,200	20,129,480
†Cirrus Logic	841,500	18,933,750
Compuware	2,259,500	24,108,865
†Electronics for Imaging	472,000	13,820,160
†NetScout Systems	570,100	14,161,284
†ON Semiconductor	2,688,000	19,461,120
†@Premiere Global Services	924,150	8,945,772
†PTC	834,700	21,760,629
@QAD Class A	17,141	212,206
†RF Micro Devices	1,656,700	8,217,232
†Synopsys	934,000	33,866,840
†Tech Data	366,400	18,012,224
*†Teradyne	1,133,300	17,396,155
†Vishay Intertechnology	2,092,800	25,636,800
		250,083,142
Transportation – 2.92%
†Kirby	153,600	12,354,048
Matson	469,300	12,497,459
†Saia	369,750	11,096,198
Werner Enterprises	809,500	18,650,880
		54,598,585
Utilities – 2.55%
Black Hills	328,400	15,769,768
El Paso Electric	480,200	16,518,880
NorthWestern	380,300	15,276,651
		47,565,299
Total Common Stock (cost $1,466,195,439)		1,804,387,380

Exchange-Traded Fund – 1.09%
*iShares Russell 2000 Value Index Fund	233,800	20,324,234
Total Exchange-Traded Fund (cost $20,184,876)		20,324,234

	Principal
	Amount
Short-Term Investments– 2.20%
≠Discount Notes – 1.57%
Fannie Mae 0.06% 9/16/13	$6,373,004	6,372,979
Federal Home Loan Bank
0.045% 10/18/13	8,445,165	8,445,056
0.045% 10/23/13	14,491,918	14,491,715
		29,309,750

Repurchase Agreements– 0.19%
Bank of America 0.02%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $1,350,500
(collateralized by U.S. government obligations 1.75%-3.25%
5/31/16-6/30/16; market value $1,377,507)	1,350,497	1,350,497

BNP Paribas 0.04%, dated 8/30/13, to be
repurchased on 9/3/13, repurchase price $2,182,512
(collateralized by U.S. government obligations 0.625%-2.125%
9/30/17-8/15/21; market value $2,226,153)	2,182,503	2,182,503
		3,533,000
≠U.S. Treasury Obligations– 0.44%
U.S. Treasury Bills
0.028% 10/24/13	6,576,624	6,576,532
0.05% 9/26/13	1,715,203	1,715,185
		8,291,717
Total Short-Term Investments (cost $41,132,993)		41,134,467

Total Value of Securities Before Securities Lending Collateral – 99.91%
(cost $1,527,513,308)		1,865,846,081

	Number of
	Shares
**Securities Lending Collateral– 0.04%
Investment Companies
Delaware Investments Collateral Fund No.1	836,929	836,929
Total Securities Lending Collateral (cost $836,929)		836,929

©Total Value of Securities – 99.95%
(cost $1,528,350,237)		1,866,683,010
**Obligation to Return Securities Lending Collateral – (0.04%)		(836,929)
Receivables and Other Assets Net of Other Liabilities – 0.09%		1,755,570
Net Assets Applicable to 39,424,308 Shares Outstanding – 100.00%		$1,867,601,651

†Non income producing security.
@Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $153,997,005, which represented 8.25% of the Fund’s net assets. See Note 4 in “Notes."
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral.
©Includes $799,420 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments
At Aug. 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,529,668,204
Aggregate unrealized appreciation	$346,507,111
Aggregate unrealized depreciation	(9,492,305)
Net unrealized appreciation	$337,014,806

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of Aug. 31, 2013:

	Level 1	Level 2	Total
Common Stock	$1,804,387,380	$-	$1,804,387,380
Exchange-Traded Fund	20,324,234	-	20,324,234
Short-Term Investments	-	41,134,467	41,134,467
Securities Lending Collateral	-	836,929	836,929
Total	$1,824,711,614	$41,971,396	$1,866,683,010

During the period ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2013, the value of securities on loan was $799,420, for which cash collateral was received and invested in accordance with the Lending Agreement. At Aug. 31, 2013, the value of invested collateral was $836,929. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of Aug. 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: